Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	643,753,415.59	28,763
Yield Supplement Overcollateralization Amount 07/31/26	29,566,980.43	0
Receivables Balance 07/31/26	673,320,396.02	28,763
Principal Payments	28,786,594.57	1,702
Defaulted Receivables	1,534,678.18	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	27,821,309.56	0
Pool Balance at 08/31/26	615,177,813.71	27,012

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.16%
Prepayment ABS Speed	1.71%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	9,242,751.49	386
Past Due 61-90 days	4,268,871.82	156
Past Due 91-120 days	1,136,038.46	34
Past Due 121+ days	0.00	0
Total	14,647,661.77	576

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Delinquency Trigger Occurred	NO

Recoveries	906,104.01
Aggregate Net Losses/(Gains) - August 2026	628,574.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.12%
Prior Net Losses/(Gains) Ratio	0.70%
Second Prior Net Losses/(Gains) Ratio	0.82%
Third Prior Net Losses/(Gains) Ratio	0.88%
Four Month Average	0.88%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	6,064,557.92
Actual Overcollateralization	6,064,557.92
Weighted Average Contract Rate	6.65%
Weighted Average Contract Rate, Yield Adjusted	9.10%
Weighted Average Remaining Term	48.74

Flow of Funds	$ Amount
Collections	33,391,371.20
Investment Earnings on Cash Accounts	23,105.97
Servicing Fee	(561,100.33)
Transfer to Collection Account	-
Available Funds	32,853,376.84

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,110,418.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	4,311,043.96
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(X) Class D Interest	-
(X) Noteholders' Fourth Priority Principal Distributable Amount	-
(X) Class E Interest	-
(X) Noteholders' Fifth Priority Principal Distributable Amount	-
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,064,557.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,167,356.64
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	32,853,376.84

Servicing Fee	561,100.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	637,688,857.67
Principal Paid	28,575,601.88
Note Balance @ 09/15/26	609,113,255.79

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	50,027,815.41
Principal Paid	15,408,412.78
Note Balance @ 09/15/26	34,619,402.63
Note Factor @ 09/15/26	15.7360921%

Class A-2b
Note Balance @ 08/17/26	42,751,042.26
Principal Paid	13,167,189.10
Note Balance @ 09/15/26	29,583,853.16
Note Factor @ 09/15/26	15.7360921%

Class A-3
Note Balance @ 08/17/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	408,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-4
Note Balance @ 08/17/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	82,330,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	36,380,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	18,200,000.00
Note Factor @ 09/15/26	100.0000000%

Class D
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.00

Class E
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.00

Interest & Principal Payments	$ Amount
Total Interest Paid	2,110,418.32
Total Principal Paid	28,575,601.88
Total Paid	30,686,020.20

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	182,601.53
Principal Paid	15,408,412.78
Total Paid to A-2a Holders	15,591,014.31

Class A-2b
SOFR Rate	3.63650%
Coupon	4.10650%
Interest Paid	141,421.04
Principal Paid	13,167,189.10
Total Paid to A-2b Holders	13,308,610.14

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Class D
Coupon
Interest Paid	0.00
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Coupon
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7399628
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5595402
Total Distribution Amount	25.2995030

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8300070
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	70.0382399
Total A-2a Distribution Amount	70.8682469

A-2b Interest Distribution Amount	0.7522396
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	70.0382399
Total A-2b Distribution Amount	70.7904795

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

D Interest Distribution Amount	0.0000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Interest Distribution Amount
E Interest Carryover Shortfall
E Principal Distribution Amount
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	150.86
Noteholders' Third Priority Principal Distributable Amount	636.91
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	212.23

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,032,278.96
Investment Earnings	9,179.12
Investment Earnings Paid	(9,179.12)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96